Marketable securities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Marketable Securities	R$ 8,051,784	R$ 13,363,511
Current	7,734,686	12,971,547
Non-Current	317,098	391,964
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	7,244,521	13,293,256
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 807,263	70,255
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.50%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 430,023	552,635
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.10%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,255,594	1,203,776
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.80%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 4,603,030	11,144,881
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	102.30%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 317,098	391,964
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 802,906
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %	4.97%
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 4,357	R$ 70,255
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.94%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 24,729
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.64%
Public Securities - Instituto de Crédito Oficial (ICO) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 614,047